SCHEDULE OF INVESTMENTS December 31, 2019 Unaudited

	Principal Amount	Value
Asset-Backed Securities—7.3%
American Credit Acceptance Receivables Trust:
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	$1,245,000$	1,257,720
Series 2019-1, Cl. C, 3.50%, 4/14/25[1]	1,830,000	1,857,292
Series 2019-2, Cl. D, 3.41%, 6/12/25[1]	1,165,000	1,179,741
AmeriCredit Automobile Receivables Trust:
Series 2019-2, Cl. D, 2.99%, 6/18/25	2,215,000	2,240,089
Series 2019-3, Cl. D, 2.58%, 9/18/25	1,055,000	1,044,967
CarMax Auto Owner Trust:
Series 2017-1, Cl. D, 3.43%, 7/17/23	1,870,000	1,892,741
Series 2017-4, Cl. D, 3.30%, 5/15/24	3,590,000	3,636,255
Series 2018-1, Cl. D, 3.37%, 7/15/24	1,925,000	1,956,445
CCG Receivables Trust:
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	190,000	192,272
Series 2019-1, Cl. B, 3.22%, 9/14/26[1]	1,400,000	1,427,802
Series 2019-1, Cl. C, 3.57%, 9/14/26[1]	340,000	347,065
Series 2019-2, Cl. C, 2.89%, 3/15/27[1]	405,000	404,529
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	270,000	273,902
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	1,455,000	1,483,564
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	880,000	909,525
Series 2018-3A, Cl. C, 4.04%, 12/15/27[1]	250,000	257,472
Series 2019-1A, Cl. B, 3.75%, 4/17/28[1]	840,000	865,120
Series 2019-1A, Cl. C, 3.94%, 6/15/28[1]	3,575,000	3,694,322
Dell Equipment Finance Trust, Series 2019-2, Cl. D, 2.48%,
4/22/25[1]	875,000	869,890
Drive Auto Receivables Trust:
Series 2018-3, Cl. D, 4.30%, 9/16/24	1,650,000	1,692,721
Series 2019-1, Cl. D, 4.09%, 6/15/26	2,410,000	2,481,852
Series 2019-2, Cl. D, 3.69%, 8/17/26	2,565,000	2,626,478
Series 2019-3, Cl. D, 3.18%, 10/15/26	2,750,000	2,790,379
DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	2,600,000	2,667,031
Series 2019-1A, Cl. D, 3.87%, 11/15/24[1]	1,790,000	1,829,883
Series 2019-2A, Cl. D, 3.48%, 2/18/25[1]	970,000	983,840
Series 2019-3A, Cl. D, 2.96%, 4/15/25[1]	570,000	570,485
Series 2019-4A, Cl. D, 2.85%, 7/15/25[1]	1,830,000	1,831,686
Exeter Automobile Receivables Trust:
Series 2019-1A, Cl. D, 4.13%, 12/16/24[1]	2,530,000	2,612,460
Series 2019-4A, Cl. D, 2.58%, 9/15/25[1]	1,855,000	1,839,008
GM Financial Automobile Leasing Trust, Series 2019-1, Cl. D,
3.95%, 5/22/23	2,715,000	2,755,222
Navistar Financial Dealer Note Master Owner Trust II:
Series 2019-1, Cl. C, 2.742% [US0001M+95], 5/25/24[1,2]	180,000	180,399
Series 2019-1, Cl. D, 3.242% [US0001M+145], 5/25/24[1,2]	170,000	170,196
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl. A,
2.068% [US0001M+35], 12/7/20[2]	2,067,195	2,069,148
Santander Drive Auto Receivables Trust:
Series 2018-1, Cl. D, 3.32%, 3/15/24	810,000	818,632
Series 2019-1, Cl. D, 3.65%, 4/15/25	2,680,000	2,745,674

1	INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Asset-Backed Securities (Continued)
Santander Drive Auto Receivables Trust: (Continued)
Series 2019-2, Cl. D, 3.22%, 7/15/25	$1,610,000$	1,642,585
Series 2019-3, Cl. D, 2.68%, 10/15/25	1,280,000	1,275,599
United Auto Credit Securitization Trust, Series 2019-1, Cl. C,
3.16%, 8/12/24[1]	1,240,000	1,249,521
Westlake Automobile Receivables Trust, Series 2018-3A, Cl. D,
4.00%, 10/16/23[1]	3,000,000	3,071,695
Total Asset-Backed Securities (Cost $62,721,164)		63,695,207

Mortgage-Backed Obligations—53.6%
Agency—48.5%
U. S. Agency Securities—48.5%
Federal Home Loan Mortgage Corp. Gold Pool:
4.00%, 5/1/27	1,692,815	1,766,835
5.50%, 1/1/24-9/1/24	961,549	984,974
6.00%, 10/1/22-10/1/29	616,568	687,045
6.50%, 4/1/21-4/1/34	761,197	845,669
7.00%, 10/1/31-10/1/37	380,628	433,176
7.50%, 1/1/32-8/1/37	9,522,827	10,894,308
8.50%, 3/1/31	20,134	22,565
9.00%, 8/1/22-5/1/25	10,356	11,169
Federal Home Loan Mortgage Corp. , Interest-Only Stripped Mtg. -Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[3]	63,750	9,519
Series 205, Cl. IO, 74.69%, 9/1/29[3]	460,561	87,009
Series 206, Cl. IO, 99.999%, 12/15/29[3]	30,894	6,262
Series 243, Cl. 6, 2.178%, 12/15/32[3]	163,454	27,558
Series 304, Cl. C31, 7.93%, 12/15/27[3]	704,175	46,763
Series 304, Cl. C45, 7.85%, 12/15/27[3]	520,492	34,597
Series 304, Cl. C47, 5.71%, 12/15/27[3]	320,381	21,672
Federal Home Loan Mortgage Corp. , Mtg. -Linked Amortizing Global Debt
Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	31,085,472	31,201,471
Federal Home Loan Mortgage Corp. , Multiclass Mortgage Securities, Series
43, Cl. PH , 6.50%, 10/17/24	257,858	274,056
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates:
Series K027, Cl. A2, 2.637%, 1/25/23	3,500,000	3,560,049
Series K029, Cl. A2, 3.32%, 2/25/23	4,500,000	4,668,917
Series K040, Cl. A1, 2.768%, 4/25/24	11,080,000	11,292,719
Series K041, Cl. A1, 2.72%, 8/25/24	8,523,049	8,665,989
Series K042, Cl. A1, 2.267%, 6/25/24	4,349,515	4,369,632
Series K043, Cl. A1, 2.532%, 10/25/23	6,022,973	6,078,498
Series K044, Cl. A1, 2.321%, 3/25/24	10,851,673	10,888,575
Series K045, Cl. A1, 2.493%, 11/25/24	9,684,354	9,773,280
Series K046, Cl. A1, 2.697%, 1/25/25	8,045,318	8,178,389
Series K047, Cl. A1, 2.827%, 12/25/24	9,062,901	9,242,354
Series K048, Cl. A1, 2.689%, 12/25/24	7,987,908	8,100,166
Series K053, Cl. A1, 2.548%, 2/25/25	2,258,022	2,289,108
Series KI01, Cl. A, 1.857% [US0001M+16], 9/25/22[2]	302,192	301,855
Series KI02, Cl. A, 1.897% [US0001M+20], 2/25/23[2]	2,077,283	2,077,381

2	INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg. -
Backed Security:
Series K051, Cl. X1, 12.583%, 9/25/25[3]	$62,918,283$	1,697,850
Series K734, Cl. X1, 0.00%, 2/25/26[3,4]	16,995,112	586,518
Series KC02, Cl. X1, 0.00%, 3/25/24[3,4]	254,086,619	3,841,561
Federal Home Loan Mortgage Corp. , Principal-Only Stripped Mtg. -Backed Security:
Series 216, Cl. PO, 13.652%, 12/1/31[5]	102,501	92,898
Series 219, Cl. PO, 13.742%, 3/1/32[5]	319,218	280,817
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 2.39% [US0001M+65], 6/15/21[2]	44	44
Series 151, Cl. F, 9.00%, 5/15/21	110	110
Series 1695, Cl. F, 2.497% [COF 11+137], 3/15/24[2]	252,199	257,409
Series 2035, Cl. PC, 6.95%, 3/15/28	267,193	296,152
Series 2084, Cl. ZC, 6.50%, 8/15/28	137,851	151,161
Series 2116, Cl. ZA, 6.00%, 1/15/29	166,328	184,725
Series 2122, Cl. FD, 2.09% [US0001M+35], 2/15/29[2]	218,535	218,470
Series 2132, Cl. FN, 2.591% [US0001M+90], 3/15/29[2]	247,486	250,505
Series 2148, Cl. ZA, 6.00%, 4/15/29	260,218	286,749
Series 2195, Cl. LH, 6.50%, 10/15/29	472,395	526,413
Series 2220, Cl. PD, 8.00%, 3/15/30	97,907	114,723
Series 2281, Cl. Z, 6.50%, 2/15/31	660,119	726,084
Series 2319, Cl. BZ, 6.50%, 5/15/31	926,594	1,029,164
Series 2326, Cl. ZP, 6.50%, 6/15/31	197,245	218,976
Series 2344, Cl. FP, 2.69% [US0001M+95], 8/15/31[2]	165,536	168,678
Series 2392, Cl. FB, 2.34% [US0001M+60], 1/15/29[2]	42,356	42,542
Series 2396, Cl. FE, 2.34% [US0001M+60], 12/15/31[2]	99,648	100,256
Series 2401, Cl. FA, 2.39% [US0001M+65], 7/15/29[2]	61,289	61,652
Series 2427, Cl. ZM, 6.50%, 3/15/32	47,673	53,415
Series 2464, Cl. FI, 2.74% [US0001M+100], 2/15/32[2]	96,001	98,021
Series 2470, Cl. LF, 2.74% [US0001M+100], 2/15/32[2]	98,217	100,283
Series 2471, Cl. FD, 2.74% [US0001M+100], 3/15/32[2]	140,145	143,086
Series 2481, Cl. AF, 2.29% [US0001M+55], 3/15/32[2]	81,858	82,208
Series 2500, Cl. FD, 2.24% [US0001M+50], 3/15/32[2]	152,638	153,288
Series 2504, Cl. FP, 2.24% [US0001M+50], 3/15/32[2]	159,344	159,596
Series 2526, Cl. FE, 2.14% [US0001M+40], 6/15/29[2]	159,302	159,096
Series 2530, Cl. FD, 2.24% [US0001M+50], 2/15/32[2]	191,410	191,712
Series 2538, Cl. F, 2.34% [US0001M+60], 12/15/32[2]	19,375	19,502
Series 2550, Cl. FI, 2.09% [US0001M+35], 11/15/32[2]	19,807	19,666
Series 2551, Cl. FD, 2.14% [US0001M+40], 1/15/33[2]	155,788	155,540
Series 2635, Cl. AG, 3.50%, 5/15/32	978,676	1,010,275
Series 2676, Cl. KY, 5.00%, 9/15/23	296,865	308,225
Series 3025, Cl. SJ, 18.371% [-3.67 x US0001M+2,475],
8/15/35[2]	47,934	66,076
Series 3342, Cl. FT, 2.19% [US0001M+45], 7/15/37[2]	176,155	176,224
Series 3581, Cl. B, 4.00%, 10/15/24	578,716	595,232
Series 3645, Cl. EH, 3.00%, 12/15/20	48,614	48,577
Series 3738, Cl. BP, 4.00%, 12/15/38	2,695,375	2,744,654
Series 3753, Cl. AS, 3.50%, 11/15/25	571,440	587,802
Series 3762, Cl. BH, 2.50%, 5/15/25	1,584,784	1,594,760

3	INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 3800, Cl. CD, 3.10%, 3/15/25	$719,745$	722,125
Series 3822, Cl. JA, 5.00%, 6/15/40	21,117	21,268
Series 3857, Cl. GL, 3.00%, 5/15/40	1,393,309	1,414,701
Series 3887, Cl. NC, 3.00%, 7/15/26	339,089	343,390
Series 3917, Cl. BA, 4.00%, 6/15/38	400,007	420,471
Series 3935, Cl. NA, 3.50%, 10/15/26	1,045,296	1,064,699
Series 3974, Cl. C, 3.00%, 1/15/26	6,875,320	6,949,765
Series 4012, Cl. KE, 3.00%, 7/15/39	1,769,498	1,790,661
Series 4016, Cl. AB, 2.00%, 9/15/25	2,575,027	2,572,391
Series 4109, Cl. KD, 3.00%, 5/15/32	80,179	80,250
Series 4113, Cl. JH, 3.00%, 7/15/39	1,111,933	1,127,057
Series 4221, Cl. HJ, 1.50%, 7/15/23	4,021,094	3,994,573
Series 4253, Cl. TD, 2.00%, 7/15/40	296,183	296,153
Series 4285, Cl. BA, 2.00%, 12/15/23	857,172	860,148
Series 4316, Cl. FY, 2.14% [US0001M+40], 11/15/39[2]	541,403	542,338
Series 4368, Cl. BE, 2.50%, 5/15/31	1,060,379	1,067,303
Series 4399, Cl. A, 2.50%, 7/15/24	8,115	8,104
Series 4446, Cl. PL, 2.50%, 7/15/38	2,087,522	2,101,477
Series 4459, Cl. ND, 5.50%, 4/15/25	5,303	5,341
Series 4823, Cl. DA, 4.00%, 7/15/42	522,223	528,708
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[3]	76,403	6,748
Series 2079, Cl. S, 99.999%, 7/17/28[3]	148,803	15,975
Series 2493, Cl. S, 36.967%, 9/15/29[3]	122,207	20,532
Series 2526, Cl. SE, 72.10%, 6/15/29[3]	220,095	39,080
Series 2795, Cl. SH, 99.999%, 3/15/24[3]	1,050,924	73,133
Series 2796, Cl. SD, 99.999%, 7/15/26[3]	51,293	6,395
Series 2920, Cl. S, 25.719%, 1/15/35[3]	1,349,334	231,590
Series 3397, Cl. GS, 0.406%, 12/15/37[3]	30,164	6,204
Series 3424, Cl. EI, 0.00%, 4/15/38[3,4]	50,605	7,564
Series 3450, Cl. BI, 18.486%, 5/15/38[3]	1,529,314	272,780
Series 3606, Cl. SN, 20.818%, 12/15/39[3]	393,428	59,979
Series 4057, Cl. QI, 4.397%, 6/15/27[3]	2,142,411	139,296
Series 4111, Cl. BI, 7.893%, 9/15/27[3]	6,493,367	471,061
Series 4136, Cl. MI, 3.239%, 11/15/27[3]	2,575,853	190,471
Series 4146, Cl. AI, 8.005%, 12/15/27[3]	892,379	58,633
Series 4205, Cl. AI, 7.296%, 5/15/28[3]	600,004	35,266
Series 4316, Cl. JS, 0.00%, 1/15/44[3,4]	960,632	128,486
Series 4818, Cl. BI, 0.00%, 3/15/45[3,4]	965,126	105,008
Federal Home Loan Mortgage Corp. , Stripped Mtg. -Backed Security, Series
237, Cl. F16, 2.24% [US0001M+50], 5/15/36[2]	1,231,166	1,234,802
Federal National Mortgage Assn. Pool:
2.00%, 3/1/23	2,287,075	2,263,379
3.50%, 8/1/40	873,643	919,143
4.00%, 4/1/24-3/1/31	24,930,989	26,012,823
4.26%, 7/1/21	2,731,303	2,798,805

4	INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal National Mortgage Assn. Pool: (Continued)
4.50%, 6/1/20-1/1/27	$1,428,617$	1,481,426
5.00%, 1/1/20-3/1/25	1,444,868	1,495,180
5.50%, 9/1/21-9/1/25	8,620,518	8,817,968
6.00%, 1/1/21-2/1/40	9,303,866	9,728,057
6.50%, 5/1/28-1/1/34	3,107,847	3,449,598
7.00%, 1/1/30-2/1/36	2,652,589	3,022,637
7.50%, 2/1/27-8/1/33	3,767,540	4,333,500
8.50%, 7/1/32	12,320	12,441
9.50%, 11/1/21	12	12
Federal National Mortgage Assn. , Alternative Credit Enhancement Securities:
Series 2016-M5, Cl. A1, 2.073%, 4/25/26	1,072,027	1,071,273
Series 2017-M13, Cl. FA, 2.246% [US0001M+40], 10/25/24[2]	2,237,513	2,235,762
Federal National Mortgage Assn. , Alternative Credit Enhancement
Securities, Interest-Only Stripped Mtg. -Backed Security, Series 2012-M18,
Cl. X, 0.00%, 12/25/22[3,4]	115,477,326	734,840
Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 221, Cl. 2, 0.00%, 5/25/23[3,4]	191,545	17,017
Series 254, Cl. 2, 99.999%, 1/25/24[3]	290,691	30,017
Series 294, Cl. 2, 99.999%, 2/25/28[3]	486,908	79,683
Series 301, Cl. 2, 29.364%, 4/25/29[3]	175,542	31,204
Series 321, Cl. 2, 54.583%, 4/25/32[3]	1,200,870	230,253
Series 324, Cl. 2, 25.301%, 7/25/32[3]	376,924	70,678
Series 331, Cl. 10, 22.497%, 2/25/33[3]	603,015	117,909
Series 331, Cl. 4, 3.312%, 2/25/33[3]	402,824	73,140
Series 331, Cl. 5, 26.332%, 2/25/33[3]	648,417	132,235
Series 331, Cl. 6, 12.17%, 2/25/33[3]	647,221	115,978
Series 334, Cl. 10, 21.902%, 2/25/33[3]	249,501	49,860
Series 339, Cl. 15, 17.24%, 10/25/33[3]	215,406	43,251
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	420,851	83,745
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	432,234	82,314
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	310,781	53,757
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	153,839	28,769
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	449,427	89,909
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	241,810	42,667
Federal National Mortgage Assn. , Principal-Only Stripped Mtg. -Backed
Security, Series 327, Cl. 1, 11.35%, 9/25/32[5]	80,025	72,267
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1991-109, Cl. Z, 8.50%, 9/25/21	1,381	1,411
Series 1997-16, Cl. PD, 7.00%, 3/18/27	369,502	403,334
Series 1998-59, Cl. Z, 6.50%, 10/25/28	40,675	45,659
Series 1999-54, Cl. LH, 6.50%, 11/25/29	220,326	244,049
Series 2001-69, Cl. PF, 2.792% [US0001M+100], 12/25/31[2]	221,999	226,577
Series 2002-29, Cl. F, 2.792% [US0001M+100], 4/25/32[2]	104,059	106,267
Series 2002-39, Cl. FD, 2.745% [US0001M+100], 3/18/32[2]	233,738	240,131
Series 2002-52, Cl. FD, 2.292% [US0001M+50], 9/25/32[2]	194,858	195,321
Series 2002-53, Cl. FY, 2.292% [US0001M+50], 8/25/32[2]	118,366	118,649
Series 2002-64, Cl. FJ, 2.792% [US0001M+100], 4/25/32[2]	32,069	32,750
Series 2002-65, Cl. FB, 2.792% [US0001M+100], 7/25/32[2]	180,527	184,412

5	INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2002-68, Cl. FH, 2.245% [US0001M+50], 10/18/32[2]	$63,416$	63,511
Series 2002-77, Cl. TF, 2.745% [US0001M+100], 12/18/32[2]	382,540	390,538
Series 2002-82, Cl. FE, 2.792% [US0001M+100], 12/25/32[2]	168,985	172,638
Series 2002-90, Cl. FJ, 2.292% [US0001M+50], 9/25/32[2]	66,214	65,499
Series 2002-90, Cl. FM, 2.292% [US0001M+50], 9/25/32[2]	63,668	63,818
Series 2003-116, Cl. FA, 2.192% [US0001M+40], 11/25/33[2]	110,808	110,638
Series 2003-130, Cl. CS, 10.516% [-2 x US0001M+1,410],
12/25/33[2]	22,491	23,193
Series 2003-21, Cl. FK, 2.192% [US0001M+40], 3/25/33[2]	10,280	10,264
Series 2004-72, Cl. FB, 2.292% [US0001M+50], 9/25/34[2]	1,080,487	1,083,070
Series 2005-109, Cl. AH, 5.50%, 12/25/25	1,423,830	1,474,341
Series 2005-45, Cl. XA, 2.132% [US0001M+34], 6/25/35[2]	1,608,453	1,600,446
Series 2005-67, Cl. BF, 2.142% [US0001M+35], 8/25/35[2]	555,155	553,800
Series 2005-85, Cl. FA, 2.142% [US0001M+35], 10/25/35[2]	1,111,957	1,108,783
Series 2006-11, Cl. PS, 17.996% [-3.67 x
US0001M+2,456.67], 3/25/36[2]	232,405	345,959
Series 2006-46, Cl. SW, 17.629% [-3.67 x
US0001M+2,419.92], 6/25/36[2]	187,179	274,072
Series 2006-50, Cl. KS, 17.629% [-3.67 x US0001M+2,420],
6/25/36[2]	128,660	186,014
Series 2006-50, Cl. SK, 17.629% [-3.67 x US0001M+2,420],
6/25/36[2]	55,112	83,290
Series 2007-113, Cl. DB, 4.50%, 12/25/22	58,268	58,282
Series 2007-79, Cl. FA, 2.242% [US0001M+45], 8/25/37[2]	391,110	391,370
Series 2008-14, Cl. BA, 4.25%, 3/25/23	135	136
Series 2008-15, Cl. JN, 4.50%, 2/25/23	13,598	13,619
Series 2008-24, Cl. DY, 5.00%, 4/25/23	406	407
Series 2008-77, Cl. EB, 4.50%, 9/25/23	29,749	29,739
Series 2009-113, Cl. DB, 3.00%, 12/25/20	19,544	19,519
Series 2009-36, Cl. FA, 2.732% [US0001M+94], 6/25/37[2]	1,125,891	1,145,434
Series 2010-115, Cl. NA, 2.75%, 1/25/39	3,444,811	3,448,902
Series 2010-137, Cl. CJ, 2.50%, 12/25/25	2,374,704	2,398,446
Series 2010-43, Cl. KG, 3.00%, 1/25/21	9,646	9,652
Series 2010-99, Cl. DP, 3.00%, 8/25/39	355,353	355,521
Series 2011-104, Cl. MA, 2.50%, 10/25/26	254,863	256,048
Series 2011-122, Cl. EC, 1.50%, 1/25/20	946	944
Series 2011-146, Cl. BA, 3.00%, 12/25/25	661,201	668,153
Series 2011-15, Cl. DA, 4.00%, 3/25/41	525,235	545,816
Series 2011-3, Cl. EL, 3.00%, 5/25/20	3,856	3,851
Series 2011-3, Cl. KA, 5.00%, 4/25/40	872,652	913,617
Series 2011-44, Cl. B, 4.00%, 7/25/24	1,647,508	1,727,373
Series 2011-45, Cl. NG, 3.00%, 3/25/25	34,135	34,131
Series 2011-45, Cl. TE, 3.00%, 3/25/25	101,114	101,279
Series 2011-50, Cl. PA, 4.00%, 12/25/40	434,596	442,723
Series 2011-6, Cl. BA, 2.75%, 6/25/20	1,514	1,516
Series 2011-82, Cl. AD, 4.00%, 8/25/26	85,580	85,933
Series 2011-90, Cl. AL, 3.50%, 9/25/23	156,372	158,795

6	INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2012-127, Cl. DH, 4.00%, 11/25/27	$1,454,636$	1,477,612
Series 2012-14, Cl. BA, 3.00%, 8/25/37	806,567	811,661
Series 2012-20, Cl. FD, 2.192% [US0001M+40], 3/25/42[2]	324,116	322,374
Series 2012-44, Cl. KD, 3.00%, 11/25/29	1,479,709	1,487,846
Series 2012-96, Cl. VA, 3.50%, 2/25/22	1,747,026	1,768,868
Series 2013-100, Cl. CA, 4.00%, 3/25/39	4,154,944	4,236,568
Series 2013-109, Cl. UG, 3.00%, 1/25/31	933,662	944,518
Series 2013-118, Cl. H, 3.00%, 5/25/37	1,398,809	1,418,049
Series 2013-22, Cl. JA, 3.50%, 3/25/43	298,772	299,682
Series 2014-66, Cl. QE, 2.00%, 1/25/40	5,240,760	5,236,362
Series 2014-85, Cl. LA, 3.00%, 5/25/31	1,886,075	1,905,752
Series 2015-61, Cl. PA, 2.00%, 5/25/44	2,220,310	2,212,623
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2001-63, Cl. SD, 48.066%, 12/18/31[3]	151,738	24,604
Series 2001-68, Cl. SC, 46.604%, 11/25/31[3]	151,746	27,933
Series 2001-81, Cl. S, 26.841%, 1/25/32[3]	105,852	18,684
Series 2002-28, Cl. SA, 28.765%, 4/25/32[3]	115,255	21,346
Series 2002-38, Cl. SO, 51.669%, 4/25/32[3]	211,409	36,796
Series 2002-39, Cl. SD, 65.937%, 3/18/32[3]	226,849	46,866
Series 2002-48, Cl. S, 27.201%, 7/25/32[3]	169,656	33,095
Series 2002-52, Cl. SL, 26.938%, 9/25/32[3]	120,352	22,983
Series 2002-53, Cl. SK, 67.599%, 4/25/32[3]	132,362	28,112
Series 2002-56, Cl. SN, 26.183%, 7/25/32[3]	230,421	44,954
Series 2002-60, Cl. SM, 17.565%, 8/25/32[3]	284,666	45,035
Series 2002-77, Cl. IS, 59.594%, 12/18/32[3]	302,602	59,202
Series 2002-77, Cl. SH, 25.814%, 12/18/32[3]	142,079	23,311
Series 2002-9, Cl. MS, 29.792%, 3/25/32[3]	180,403	35,178
Series 2003-33, Cl. IA, 21.732%, 5/25/33[3]	35,027	7,912
Series 2003-33, Cl. SP, 19.484%, 5/25/33[3]	385,733	82,889
Series 2003-4, Cl. S, 18.14%, 2/25/33[3]	209,983	43,305
Series 2005-14, Cl. SE, 23.952%, 3/25/35[3]	1,665,659	253,577
Series 2005-40, Cl. SA, 37.424%, 5/25/35[3]	686,284	116,273
Series 2005-52, Cl. JH, 38.823%, 5/25/35[3]	349,405	47,367
Series 2005-63, Cl. SA, 24.641%, 10/25/31[3]	574,959	87,798
Series 2005-63, Cl. X, 50.463%, 10/25/31[3]	6,806	147
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,4]	4,994	692
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	3,819	217
Series 2009-85, Cl. IO, 0.00%, 10/25/24[3,4]	81	1
Series 2011-96, Cl. SA, 10.921%, 10/25/41[3]	294,856	50,204
Series 2012-121, Cl. IB, 6.596%, 11/25/27[3]	923,972	58,987
Series 2012-134, Cl. SA, 0.883%, 12/25/42[3]	1,031,750	193,061
Series 2012-40, Cl. PI, 26.123%, 4/25/41[3]	144,136	15,193
Series 2013-2, Cl. IA, 5.615%, 2/25/43[3]	684,078	118,863
Series 2015-57, Cl. LI, 5.94%, 8/25/35[3]	2,144,592	278,800
Series 2016-45, Cl. MI, 7.899%, 7/25/46[3]	620,039	116,180
Series 2017-60, Cl. LI, 0.00%, 8/25/47[3,4]	1,571,328	157,916

7	INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security: (Continued)
Series 2017-66, Cl. AS, 0.00%, 9/25/47[3,4]	$4,832,280$	753,937
Series 2018-16, Cl. NI, 0.848%, 12/25/44[3]	485,291	49,691
Series 2018-69, Cl. CI, 0.00%, 10/25/46[3,4]	712,710	30,513
Federal National Mortgage Assn. , TBA:
2.50%, 1/1/35[6]	6,210,000	6,262,953
3.00%, 1/1/35-1/1/50[6]	36,495,000	37,050,280
3.50%, 1/1/50[6]	25,235,000	25,947,350
FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.619%, 11/25/45[1,7]	805,000	820,338
Series 2013-K26, Cl. C, 3.597%, 12/25/45[1,7]	550,000	560,786
Series 2014-K36, Cl. C, 4.364%, 12/25/46[1,7]	3,250,000	3,405,848
Series 2014-K38, Cl. C, 4.635%, 6/25/47[1,7]	5,250,000	5,545,391
Series 2014-K714, Cl. C, 3.855%, 1/25/47[1,7]	2,500,000	2,524,125
Series 2014-K715, Cl. C, 4.117%, 2/25/46[1,7]	2,205,000	2,239,203
Government National Mortgage Assn.:
Series 2010-169, Cl. CD, 3.00%, 12/16/25	465,122	477,288
Series 2011-61, Cl. CH, 3.50%, 11/16/40	12,356,074	12,697,852
Series 2011-82, Cl. PD, 3.50%, 4/20/40	1,787,962	1,804,194
Series 2012-13, Cl. VK, 3.50%, 1/20/25	2,706,743	2,748,080
Government National Mortgage Assn. I Pool:
6.50%, 1/15/24	17,464	19,276
7.00%, 1/15/28-8/15/29	174,780	190,679
7.50%, 6/15/28-8/15/28	226,549	231,541
8.00%, 9/15/28	5,420	5,434
Government National Mortgage Assn. II Pool, 7.00%, 1/20/30	17,609	20,282
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 2011-52, Cl. HS, 23.105%, 4/16/41[3]	2,358,833	367,621
Series 2017-136, Cl. LI, 4.25%, 9/16/47[3]	1,793,324	294,681
Series 2017-149, Cl. GS, 2.127%, 10/16/47[3]	1,987,102	290,553
Government National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2003-92, Cl. CA, 4.771%, 7/17/33	366,755	376,940
Series 2014-167, Cl. WF, 2.159% [US0001M+45], 7/20/44[2]	1,033,155	1,032,685
Government National Mortgage Assn. , TBA, 3.50%, 1/1/50[6]	17,375,000	17,905,190
Vendee Mortgage Trust, Interest-Only Stripped Mtg. -Backed Security:
Series 1999-3, Cl. IO, 0.00%, 10/15/29[3,4]	8,471,745	40
Series 2001-3, Cl. IO, 0.00%, 10/15/31[3,4]	4,010,148	4,102
Series 2002-2, Cl. IO, 0.00%, 1/15/32[3,4]	10,245,404	13,343
Series 2002-3, Cl. IO, 0.00%, 8/15/32[3,4]	14,131,402	136,319
Series 2003-1, Cl. IO, 0.00%, 11/15/32[3,4]	20,491,893	70,898
		425,594,127

CMOs—3.9%
Collateralized Mortgage Obligations—3.9%
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass Through
Certificates, Series K716, Cl. A2, 3.13%, 6/25/21	2,000,000	2,020,687

8	INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass Through
Certificates, Interest-Only Stripped Mtg. -Backed Security, Series K735, Cl.
X1, 0.00%, 5/25/26[3,4]	$16,748,365$	901,792
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates:
Series K028, Cl. A2, 3.111%, 2/25/23	3,400,000	3,504,784
Series K030, Cl. A2, 3.25%, 4/25/23[7]	3,820,000	3,957,177
Series K033, Cl. A2, 3.06%, 7/25/23[7]	2,000,000	2,066,677
Series K034, Cl. A2, 3.531%, 7/25/23[7]	4,550,000	4,773,805
Series K035, Cl. A1, 2.615%, 3/25/23	3,915,255	3,953,132
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through
Certificates, Interest-Only Stripped Mtg. -Backed Security, Series K093, Cl.
X1, 0.00%, 5/25/29[3,4]	13,298,259	1,004,064
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 3010, Cl. WB, 4.50%, 7/15/20	18,603	18,613
Series 3134, Cl. FA, 2.04% [US0001M+30], 3/15/36[2]	2,531,034	2,515,014
Series 3848, Cl. WL, 4.00%, 4/15/40	709,479	721,901
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security:
Series 2922, Cl. SE, 26.284%, 2/15/35[3]	230,884	36,224
Series 2981, Cl. AS, 4.40%, 5/15/35[3]	410,022	55,579
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2014-14, Cl. A, 3.50%, 2/25/37	536,899	541,482
Series 2014-20, Cl. HL, 1.50%, 1/25/40	4,213,053	4,182,849
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2002-52, Cl. SD, 72.589%, 9/25/32[3]	194,858	37,797
Series 2005-12, Cl. SC, 30.423%, 3/25/35[3]	103,985	16,108
FREMF Mortgage Trust, Series 2013-K27, Cl. C, 3.496%, 1/25/46[1,7]	850,000	871,419
Government National Mortgage Assn. , Series 2019-69, Cl. UA, 7.155%,
11/20/33[7]	2,777,990	3,091,842
		34,270,946

Non-Agency—1.2%
Adjustable-Rate Mortgages—1.2%
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2018-B1, Cl. XA, 10.80%, 1/15/513	17,780,215	600,177
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-CD6, Cl. XA, 0.00%, 11/13/503,4	7,680,543	402,584
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17, Cl. XA, 0.00%, 11/10/46[3,4]	5,385,317	184,116
Series 2017-C4, Cl. XA, 0.00%, 10/12/50[3,4]	20,413,226	1,295,505
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through
Certificates, Interest-Only Stripped Mtg. -Backed Security, Series KC03, Cl.
X1, 0.00%, 11/25/24[3,4]	22,164,746	491,144
Federal Home Loan Mortgage Corp. , STACR Trust, Series 2019-HRP1, Cl.
M2, 3.192% [US0001M+140], 2/25/49[1,2]	495,000	495,464
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.657%, 7/25/35[7]	346,821	354,796
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 4.606%,
4/21/34[7]	235,881	241,556

9	INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Adjustable-Rate Mortgages (Continued)
Morgan Stanley Capital I, Inc. , Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-HR2, Cl. XA, 0.00%, 12/15/503,4	$6,756,754	$346,990
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	58,993	53,160
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	815,076	763,583
Seasoned Loans Structured Transaction, Series 2019-1, Cl. A2, 3.50%,
5/25/29	2,000,000	2,106,745
STACR Trust, Series 2018-HRP2, Cl. M2, 3.042% [US0001M+125],
2/25/47[1,2]	1,770,000	1,773,394
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C5, Cl. XA, 12.545%, 11/15/50 3	12,998,275	739,337
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7,
4.19%, 10/25/33[7]	310,064	312,292
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 2017-C42, Cl. XA, 10.48%, 12/15/503	9,372,074	552,206
		10,713,049
Total Mortgage-Backed Obligations (Cost $466,198,717)		470,578,122

U. S. Government Obligations—44.1%
Federal Home Loan Mortgage Corp. Nts. , 1.875%, 11/17/20	97,293,000	97,492,421
Federal National Mortgage Assn. Nts.:
1.375% Nts. , 9/6/22	35,000,000	34,763,829
1.75% Nts. , 7/2/24	75,000,000	75,050,596
1.875% Nts. , 9/24/26	4,158,000	4,148,515
2.25% Nts. , 4/12/22	5,000,000	5,073,649
2.625% Nts. , 1/11/22	48,851,000	49,829,467
2.875% Nts. , 9/12/23	28,000,000	29,216,940
United States Treasury Nts. , 1.25%, 1/31/20	91,200,000	91,171,387
Total U. S. Government Obligations (Cost $383,714,630)		386,746,804

	Shares
Investment Company—4.1%
Invesco Government & Agency Portfolio, Institutional Class, 1.50%[8] (Cost
$36,043,142)	36,043,142	36,043,142
Total Investments, at Value (Cost $948,677,653)	109.1%	957,063,275
Net Other Assets (Liabilities)	(9.1)	(79,631,697)
Net Assets	100.0%	$877,431,578

Footnotes to Schedule of Investments
1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at December 31, 2019 was
$50,262,388, which represented 5.73% of the Fund’s Net Assets.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].

10	INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Footnotes to Schedule of Investments (continued)
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash
flows.These securities amount to $21,107,538 or 2.41% of the Fund’s net assets at period end.
4. Interest rate is less than 0.0005%.
5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.
Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.These securities amount to $445,982 or 0.05% of the Fund's net assets at period end.
6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
7. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
8. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of December 31, 2019.

Futures Contracts as of December 31, 2019
							Unrealized
		Expiration	Number	Notional Amount			Appreciation/
Description	Buy/Sell	Date	of Contracts	(000	's)	Value (Depreciation)
United States
Treasury Long
Bonds	Buy	3/20/20	39	USD 6,214 $		6,080,344	$(134,147)
United States
Treasury Nts. , 10 yr.	Sell	3/20/20	367	USD 47,554		47,130,828	423,566
United States
Treasury Nts. , 2 yr.	Buy	3/31/20	883	USD 190,492		190,286,500	(205,291)
United States
Treasury Nts. , 5 yr.	Sell	3/31/20	395	USD 47,020		46,850,703	168,929
United States Ultra
Bonds	Buy	3/20/20	4	USD 751		726,625	(23,915)
							$229,142

Glossary:

Definitions
COF 11	Cost of Funds for the 11th District of San Francisco
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
TBA	To Be Announced
US0001M	ICE LIBOR USD 1 Month

11	INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO SCHEDULE OF INVESTMENTS December 31, 2019 Unaudited

Note 1 - Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of December 31, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

				Level 3—
		Level 1—	Level 2—	Significant
		Unadjusted	Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$	— $	63,695,207$	— $	63,695,207
Mortgage-Backed Obligations		—	470,578,122	—	470,578,122
U. S. Government Obligations		—	386,746,804	—	386,746,804
Investment Company		36,043,142	—	—	36,043,142
Total Investments, at Value		36,043,142	921,020,133	—	957,063,275
Other Financial Instruments:
Futures contracts		$592,495$	— $	— $	592,495
Total Assets		$36,635,637$	921,020,133$	— $	957,655,770
Liabilities Table
Other Financial Instruments:
Futures contacts		$(363,353) $	— $	— $	(363,353)
Total Liabilities		$(363,353) $	— $	— $	(363,353)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

12	INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND